Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 31	$ 27	$ 27
Interest cost	21	24	24
Expected return on plan assets	(23)	(22)	(23)
Amortization of actuarial net loss (gain)	12	10	8
Amortization of prior service cost	1	1	1
Effect of settlement	1	3
Effect of curtailment			1
Net periodic benefit cost	43	43	38
Other Long-Term Employee Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	11	5	6
Interest cost	1	1	1
Amortization of actuarial net loss (gain)	3	7	1
Net periodic benefit cost	$ 15	$ 13	$ 8